Investments in Associates - Insurance and reinsurance associates and joint ventures (Details) ₨ / shares in Units, $ in Millions, ₨ in Billions						12 Months Ended
	Oct. 30, 2024 USD ($)	May 23, 2024 USD ($)	May 22, 2024	Dec. 26, 2023	Dec. 25, 2023	Dec. 31, 2024 ₨ / shares	Dec. 31, 2023	May 23, 2024 INR (₨) ₨ / shares
Go Digit Infoworks Services Private Limited | Go Digit Insurance Limited
Investments in Associates
Ownership percentage		73.60%	83.30%
Go Digit Infoworks Services Private Limited
Investments in Associates
Ownership percentage						49.00%
Insurance and reinsurance companies | Go Digit Insurance Limited
Investments in Associates
Ownership percentage		49.00%
Dividend received | $	$ 112.3
Insurance and reinsurance companies | Go Digit Infoworks Services Private Limited
Investments in Associates
Ownership percentage						49.00%	49.00%
Insurance and reinsurance companies | Gulf Insurance
Investments in Associates
Ownership percentage				90.00%	43.70%
Go Digit Insurance Limited
Investments in Associates
Fair value of investments in associates for which there are quoted market prices		$ 3,000.0						₨ 249.5
Market price per share (associate) | ₨ / shares								₨ 272
Pre tax gain | $		$ 106.3
Market value (per common share) | ₨ / shares						₨ 319.1